COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of payments
Klondike Project - Payment Date	Payment Amount
June 11, 2016	$15,000
June 11, 2017	$20,000
June 11, 2018	$25,000
June 11, 2019	$30,000
June 11, 2020	$35,000
June 11, 2021	$40,000
June 11, 2022	$45,000

Schedule of base net smelter return royalties

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50

	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

Schedule of commitment to spend for Bullfrog Project
Anniversary of Effective Date	Minimum Project Work Commitment ($)
First	100,000
Second	200,000
Third	300,000
Fourth	400,000
Fifth	500,000